Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 26	$ 26	$ 23	$ 29
Provision for credit losses
Purchases	2	4	8	7
Sales and maturities		(1)	(1)	(1)
Changes in risk, parameters and exposures	(3)	(1)	(5)	(5)
Exchange rate and other				(2)
Balance at end of period	25	28	25	28
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	9	8	5	10
Provision for credit losses
Purchases	2	4	8	7
Sales and maturities		(1)	(1)	(1)
Changes in risk, parameters and exposures	(2)		(3)	(5)
Balance at end of period	9	11	9	11
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	18	18	19
Provision for credit losses
Changes in risk, parameters and exposures	(1)	(1)	(2)
Exchange rate and other				(2)
Balance at end of period	$ 16	$ 17	$ 16	$ 17